Fair value of financial instruments - Fair value adjustments (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Exit price adjustments derived from market bid-offer spreads | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (498)	$ (498)	£ (483)
Uncollateralised derivative funding | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(127)		(115)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(212)
Derivative credit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(212)		(268)
Derivative debit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 91		£ 113